Significant Related Party Transactions - Summary of Percentages of Holding of Related Parties with Control Relationship and Changes (Detail) ¥ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Ownership interest		¥ 19,324	¥ 19,324
Percentage of holding		68.37%	68.37%	68.37%	68.37%	68.37%	68.37%
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,680	¥ 1,680
Percentage of holding		60.00%	60.00%
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 2,746	¥ 2,746
Percentage of holding		74.27%	74.27%
China Life Franklin Asset Management Company Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary | $					$ 130		$ 130
Percentage of holding		50.00%	50.00%
China Life (Suzhou) Pension and Retirement Investment Company Limited ("Suzhou Pension Company") [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries		¥ 205
Ownership interest in subsidiary		¥ 1,991	¥ 1,786
Percentage of holding		100.00%	100.00%
China Life AMP Asset Management Company ("CL AMP") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,095	¥ 1,095
Percentage of holding		85.03%	85.03%
China Life Wealth Management Co., Limited ("CL Wealth") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 200	¥ 200
Percentage of holding		100.00%	100.00%
Golden Phoenix Tree Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding		100.00%	100.00%
King Phoenix Tree Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding		100.00%	100.00%
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 6,800	¥ 6,800
Percentage of holding		100.00%	100.00%
New Aldgate Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,167	¥ 1,167
Percentage of holding		100.00%	100.00%
Glorious Fortune Forever Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding		100.00%	100.00%
CL Hotel Investor, L.P. [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries		¥ 95
Ownership interest in subsidiary		¥ 95
Percentage of holding		100.00%	100.00%
Golden Bamboo Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,993	¥ 1,993
Percentage of holding		100.00%	100.00%
Sunny Bamboo Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,876	¥ 1,876
Percentage of holding		100.00%	100.00%
Fortune Bamboo Limited [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 2,435	¥ 2,435
Percentage of holding		100.00%	100.00%
China Century Core Fund Limited ("Century Core Fund") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,125	¥ 1,125
Percentage of holding		100.00%	100.00%
China Life (Beijing) Health Management Co., Limited ("CL Health") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,530	¥ 1,530
Percentage of holding		100.00%	100.00%
China Life Franklin (Shenzhen) Equity Investment Fund Management Co., Limited ("Franklin Shenzhen Company") [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary | $				$ 2		$ 2
Percentage of holding		100.00%	100.00%
Guo Yang Guo Sheng [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 315
Ownership interest in subsidiary		¥ 2,835	¥ 3,150
Percentage of holding		89.997%	99.997%
New Capital Wisdom Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding		100.00%	100.00%
New Fortune Wisdom Limited [member]
Disclosure of transactions between related parties [line items]
Percentage of holding		100.00%	100.00%
Wisdom Forever Limited Partnership [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary | $				$ 452		$ 452
Percentage of holding		100.00%	100.00%
Shanghai Yuan Shu Yuan Jiu Investment Management Partnership (Limited Partnership) [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 35
Ownership interest in subsidiary		¥ 571	¥ 606
Percentage of holding		99.98%	99.98%
Shanghai Yuan Shu Yuan Pin Investment Management Partnership Limited Partnership [member]
Disclosure of transactions between related parties [line items]
Decrease in ownership interest in subsidiaries		¥ 35
Ownership interest in subsidiary		¥ 571	¥ 606
Percentage of holding		99.98%	99.98%
Shanghai Wansheng Industry Partnership Limited Partnership [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries		¥ 12
Ownership interest in subsidiary		¥ 4,012	¥ 4,000
Percentage of holding		99.98%	99.98%
Ningbo Meishan Bonded Port Area Bai Ning Investment Partnership (Limited Partnership) [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,680	¥ 1,680
Percentage of holding		99.98%	99.98%
Hope Building [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 484	¥ 484
Percentage of holding		100.00%	100.00%
Wuhu Yuanxiang Tianfu Investment Management Partnership [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 533	¥ 533
Percentage of holding		99.98%	99.98%
Wuhu Yuanxiang Tianyi Investment Management Partnership [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 533	¥ 533
Percentage of holding		99.98%	99.98%
Shengyi Jingsheng [member]
Disclosure of transactions between related parties [line items]
Ownership interest in subsidiary		¥ 1,063	¥ 1,063
Percentage of holding		100.00%	100.00%
CBRE Global Investors U.S. Investments I, LLC ("CG Investments") [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries		¥ 801
Ownership interest in subsidiary		¥ 3,660	¥ 2,859
Percentage of holding		99.99%	99.99%
China Life Guangde (Tianjin) Equity Investment Fund Partnership (Limited Partnership) ("CL Guang De") [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries		¥ 285
Ownership interest in subsidiary		¥ 295	¥ 10
Percentage of holding		99.95%	99.95%
Beijing China Life Pension Industry Investment Fund (Limited Partnership) ("CL Pension Industry") [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries	[1]	¥ 9
Ownership interest in subsidiary	[1]	¥ 9
Percentage of holding	[1]	99.90%
China Life Qihang Phase I (Tianjin) Equity Investment Fund Partnership (Limited Partnership) ("CL Qihang") [member]
Disclosure of transactions between related parties [line items]
Increase in ownership interest in subsidiaries	[1]	¥ 1
Ownership interest in subsidiary	[1]	¥ 1
Percentage of holding	[1]	99.99%

[1]	CL Pension Industry and China Life Qihang Fund I were newly included in the consolidated financial statements of the Group for the year ended 31 December 2020.